Related Party Transactions (Details) - USD ($)			12 Months Ended
	Oct. 29, 2021	Aug. 05, 2021	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Related Party Transactions (Details) [Line Items]
Purchase of infrastructure			$ 166,540,000		$ 83,880,000
Arisz Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Percentage of insider shares				50.00%
Common stock of closing price per share (in Dollars per share)				$ 12.5
Aggregate amount				$ 120,000
Administrative services agreement				10,000
Service fees				120,000		$ 100,000
Accrued expenses				$ 220,000		$ 100,000
Arisz Acquisition Corp. [Member] | Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Percentage of initial stockholders issued	20.00%
Aggregate amount		$ 300,000
Outstanding balance		$ 105,000
Arisz Acquisition Corp. [Member] | Insider Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)		1,437,500
Aggregated consideration price		$ 25,000
Shares issued (in Shares)	1,725,000
Aggregate per share (in Dollars per share)	$ 0.014
Insider shares subject to forfeiture (in Shares)	225,000
Percentage of insider shares				50.00%